Income Taxes - Schedule of Profit (Loss) before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Contingency [Line Items]
Total profit (loss) before income taxes	$ (177,327)	$ (10,272)	$ (13,700)
Israel
Income Tax Contingency [Line Items]
Total profit (loss) before income taxes	(154,339)	(13,479)	(8,302)
International
Income Tax Contingency [Line Items]
Total profit (loss) before income taxes	$ (22,988)	$ 3,207	$ (5,398)